Prepaid Land Lease and Other Leases (Details)			6 Months Ended	12 Months Ended
	Mar. 02, 2023	Aug. 12, 2019	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Prepaid Land Lease and Other Leases [Abstract]
Description of lease periods			The prepaid land lease’s terms are 70 years, ending in 2082.	The prepaid land lease’ terms are 70 years, ending in 2082.	The prepaid land lease’ terms are 70 years, ending in 2082.
Lease warehouse year	7 years	10 years